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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2000

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 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
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 Institutional Investment Manager Filing this Report:

 Name:     Jonathon S. Jacobson
 Address:  c/o Highfields Capital Management LP
           200 Clarendon Street
           51st Floor, Boston, MA 02117

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 Form 13F File Number:  28-7618
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person signing this report on behalf of reporting manager:

 Name:    Kenneth H. Colburn
 Title:   Chief Operating Officer
 Phone:   617-850-7500

 Signature, Place, and Date of Signing:


/s/ Kenneth H. Colburn    Boston, Massachusetts  November 14, 2000
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Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Highfields Capital Management LP (13F File No. 28-3499)


I am signing this report as required by the Securities Exchange Act of 1934.

                                                                 SEC 1685 (5/91)




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Form 13F Summary Page


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:    87
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Form 13F Information Table Value Total: $2,527,516 (X 1000)
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List of Other Included Managers: None
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FORM 13F

Page 2 of 2           Name of Reporting Agent       Jonathon S. Jacobson
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